Schedule of Investments
November 30, 2021 (unaudited)
Monteagle Smart Diversification Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 98.77%

First Trust Brazil AlphaDEX Fund (2)	122,000	1,354,249
First Trust Small Cap Core AlphaDEX Fund (2)	5,000	466,400
Invesco QQQ Trust, Series 1 ETF	33,967	13,376,884
Invesco NASDAQ 100 ETF (2)	1,700	275,213
iShares MSCI Brazil ETF (2)	86,250	2,500,387
iShares MSCI Brazil Small-Cap ETF (2)	160,500	2,115,390
iShares MSCI China ETF (2)	6,000	391,260
SPDR Portfolio S&P 500 Growth ETF	34,000	2,409,920
SPDR S&P 500 ETF Trust	19,530	8,897,087

Total Registered Investment Companies	(Cost $ 28,214,956)	31,786,790

Money Market Registered Investment Companies - 0.89%

Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (3)	286,803	286,803

Total Money Market Registered Investment Companies	(Cost $ 286,803)	286,803

Total Investments - 99.66%	(Cost $ 28,501,758)	32,073,593

Liabilities in Excess of Other Assets (0.34%)		108,779

Total Net Assets - 100.00%		32,182,372

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,073,593	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$32,073,593	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2021